Valuation and Qualifying Accounts (Details) - USD ($)		12 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Beginnin gof Period		$ 27,276	$ 27,276
Additions Charged to Costs and Expenses		4,153	4,306
Additions Charged to Other Accounts	[1]	334,796	484,451
Deductions	[2]	343,949	488,757
End of Period		$ 22,276	$ 27,276

[1]	Cash discounts allowed on sales and charged against revenue.
[2]	Accounts receivable written off and cash discounts allowed on sales.